UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stuyvesant Capital Management Corp.
Address: 200 Business Park Drive
         Suite 300
         Armonk, NY  10504

13F File Number:  28-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John B. Cooper
Title:     President
Phone:     914-219-3010

Signature, Place, and Date of Signing:

     /s/ John B. Cooper     Armonk, NY     May 06, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $65,778 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     2286    52865 SH       SOLE                    52865        0        0
AMGEN INC                      COM              031162100     2089    50000 SH       SOLE                    50000        0        0
ANNALY CAP MGMT INC            COM              035710409     1286    83975 SH       SOLE                    83975        0        0
APACHE CORP                    COM              037411105     3673    30400 SH       SOLE                    30400        0        0
BARRICK GOLD CORP              COM              067901108     4751   109355 SH       SOLE                   109355        0        0
BEMIS INC                      COM              081437105     1966    77300 SH       SOLE                    77300        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     4350    94250 SH       SOLE                    94250        0        0
CONOCOPHILLIPS                 COM              20825c104     3587    47067 SH       SOLE                    47067        0        0
DEVON ENERGY CORP NEW          COM              25179M103      225     2152 SH       SOLE                     2152        0        0
DIAMONDS TR                    UNIT SER 1       252787106      202     1650 SH       SOLE                     1650        0        0
EL PASO CORP                   COM              28336L109      526    31635 SH       SOLE                    31635        0        0
ELECTRONIC DATA SYS NEW        COM              285661104     1618    97200 SH       SOLE                    97200        0        0
EXXON MOBIL CORP               COM              30231G102     2846    33650 SH       SOLE                    33650        0        0
GENERAL ELECTRIC CO            COM              369604103     2339    63200 SH       SOLE                    63200        0        0
INTEL CORP                     COM              458140100      273    12900 SH       SOLE                    12900        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      394     3420 SH       SOLE                     3420        0        0
ISHARES TR                     S&P500 GRW       464287309     4013    64000 SH       SOLE                    64000        0        0
KEMET CORP                     COM              488360108      867   214500 SH       SOLE                   214500        0        0
KIMBERLY CLARK CORP            COM              494368103     3166    49050 SH       SOLE                    49050        0        0
MEDTRONIC INC                  COM              585055106     1533    31700 SH       SOLE                    31700        0        0
MERCK & CO INC                 COM              589331107     1967    51828 SH       SOLE                    51828        0        0
NABORS INDUSTRIES LTD          SHS              g6359f103     2111    62500 SH       SOLE                    62500        0        0
NEWS CORP                      CL B             65248e203      548    28800 SH       SOLE                    28800        0        0
NORFOLK SOUTHERN CORP          COM              655844108     3269    60177 SH       SOLE                    60177        0        0
ORACLE CORP                    COM              68389X105      286    14600 SH       SOLE                    14600        0        0
PARKER DRILLING CO             COM              701081101      124    19155 SH       SOLE                    19155        0        0
PFIZER INC                     COM              717081103     1096    52365 SH       SOLE                    52365        0        0
ROWAN COS INC                  COM              779382100      281     6813 SH       SOLE                     6813        0        0
SCHERING PLOUGH CORP           COM              806605101      777    53900 SH       SOLE                    53900        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506     5088    68700 SH       SOLE                    68700        0        0
SEMICONDUCTOR HLDRS TR         DEP RCPT         816636203     2200    76600 SH       SOLE                    76600        0        0
TECO ENERGY INC                COM              872375100     1726   108200 SH       SOLE                   108200        0        0
TRANSCANADA CORP               COM              89353d107      482    12500 SH       SOLE                    12500        0        0
TRINITY INDS INC               COM              896522109      396    14849 SH       SOLE                    14849        0        0
UNISYS CORP                    COM              909214108      436    98400 SH       SOLE                    98400        0        0
UNITEDHEALTH GROUP INC         COM              91324p102      703    20450 SH       SOLE                    20450        0        0
UNUM GROUP                     COM              91529Y106      251    11400 SH       SOLE                    11400        0        0
WAL MART STORES INC            COM              931142103     2047    38856 SH       SOLE                    38856        0        0